INTANGIBLE ASSET (Details Textual) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Amortization of Intangible Assets	$ 12,616	$ 5,500
Patents [Member]
Amortization of Intangible Assets	$ 0	$ 0
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	14 years